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Semi-Annual Report

April 30, 2000


May 2000

Dear Fellow Shareholder,
Grand Prix Fund returned 86.9% for Class A shares and 86.4% for Class C shares for six months ended April 30, 2000. By comparison, the S&P 500 returned 7.2%. Since inception 12/31/97, the Fund has returned 523.8% for its Class A shares versus 54.4% for the S&P 500. Class C shares with an inception date of August 5, 1999 returned 155.5% versus 12.3% for the S&P 500. Performance data are based on NAV and do not reflect sales charges.

During the past six months, technology stocks have propelled the rise in the market averages. The Fund has been heavily weighted in technology stocks. Our quantitative screens which are based on earnings and price momentum criteria have produced a list of new ideas that are predominantly in the technology sector. Grand Prix's approach is to build the portfolio one stock at a time based on these criteria. The Fund never makes top down judgments based on sectors or industries.

Grand Prix uses a "focus" approach which is not common among stock funds. This so-called focus approach puts more money to work into our best stocks. The Fund held 25 stocks at mid-fiscal year compared to 135 for the typical stock fund. No big bets are made in any particular stock as new purchases tend to be restricted to 4% of assets. The Fund tends to even-weight positions because no investor really knows beforehand which stocks will go up or down in any portfolio.

It has become inherently difficult to forecast stock prices accurately since 1995. In that year, P/E's went to the highest levels in history and have gone higher since. The unprecedented volatility in the stock market has made a mockery of many P/E relationships where some stocks, sell at stratospherically high P/E's and others at absurdly low P/E's. For example, JDS Uniphase grew its earnings 55% in 1999 and the stock currently sells at a P/E of 250. At the other end, Abercrombie & Fitch grew its earnings 48% in 1999 and the stock currently sells at a P/E of just 6.

We still view stock market prospects for year 2000 as being positive. The stock market has not declined in any Presidential election year since John F. Kennedy was elected in 1960. The current bull market is less than two years old and bull markets typically last 3-4 years. The economic backdrop is encouraging with an expanding economy and rising profits despite a series of interest rate hikes.

Our shareholders may check our website at WWW.GRANDPRIXFUND.COM at the end of each month to get an update on our latest holdings including our earnings estimates for each stock. We thank you as shareholders for your continued confidence in Grand Prix Fund.

Sincerely,
Robert Zuccaro, CFA
President

Class A Shares Plot Points

                                             01/01/98  01/31/98   04/30/98  10/31/98   04/30/99  10/31/99   04/30/00
Grand Prix Fund - Class A Shares (No Load)    10,000      9,530     11,970    14,419     25,725    33,382     62,376
Grand Prix Fund - Class A Shares (Load)       10,000      9,033     11,345    13,667     24,383    31,641     59,123
S&P 500 Index                                 10,000     10,111     11,510    11,463     14,021    14,405     15,440

Class C Shares Plot Points

                                             08/05/99      08/31/99      09/30/99      10/31/99      01/31/00      04/30/00
Grand Prix Fund - Class C Shares (No Load)    10,000        11,056        11,334        13,708        21,011        25,552
Grand Prix Fund - Class C Shares (Load)       10,000        10,946        11,221        13,571        20,802        25,298
S&P 500 Index                                 10,000        10,127         9,849        10,473        10,746        11,225


                                          Six Months Ended          Annualized
                                              4/30/00            Since Inception
Grand Prix Fund - Class A Shares (NAV)         86.85%                119.28%
Grand Prix Fund - Class A Shares (Load)        77.06%                114.30%
S&P 500 Index                                  7.19%                  20.48%

                                          Six Months Ended          8/5/99(1)
                                              4/30/00            through 4/30/00
Grand Prix Fund - Class C Shares (NAV)         86.40%                155.52%
Grand Prix Fund - Class C Shares (Load)        84.56%                152.99%
S&P 500 Index                                  7.19%                  12.26%
(1) Commencement of operations

These charts assume an initial gross investment of $10,000 made on 12/31/97 and 8/05/99 (since inception) for the Class A Shares and Class C Shares, respectively, and the Standard & Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee further results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

GRAND PRIX FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $539,683,232) . . . . . . . . . . . .  $ 609,591,245
Receivable for investments sold . . . . . . . . . . . . . . . . .     17,215,151
Capital shares sold . . . . . . . . . . . . . . . . . . . . . . .     12,678,591
Dividends and interest receivable . . . . . . . . . . . . . . . .         35,420
Organizational expenses, net of accumulated amortization . . . . .        42,593
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . .        56,730
                                                                          ------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .   639,619,730
                                                                     -----------

LIABILITIES:
Loan payable . . . . . . . . . . . . . . . . . . . . . . . . . . .    60,000,000
Payable for securities purchased . . . . . . . . . . . . . . . . .    31,526,499
Capital shares redeemed . . . . . . . . . . . . . . . . . . . . . .    6,248,427
Payable to Advisor . . . . . . . . . . . . . . . . . . . . . . . .       473,610
Payable to custodian . . . . . . . . . . . . . . . . . . . . . . .       274,015
Accrued expenses and other liabilities . . . . . . . . . . . . . .       982,670
                                                                         -------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . .   99,505,221
                                                                      ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 540,114,509
                                                                   =============

NET ASSETS CONSIST OF:
Capital stock . . . . . . . . . . . . . . . . . . . . . . . . . . .$ 396,542,040
Accumulated undistributed net realized gain on investments sold . .   73,664,456
Net unrealized appreciation on investments . . . . . . . . . . . .    69,908,013
                                                                      ----------
Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . $ 540,114,509
                                                                   =============

CLASS A SHARES:
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 402,018,232
Shares of beneficial interest outstanding
(500,000,000 shares of $.01 par value authorized) . . . . . . . . .    7,701,739
Net asset value and redemption price per share . . . . . . . . . . .      $52.20
                                                                          ======
Maximum offering price per share (100/94.75 of $52.20) . . . . . . .      $55.09
                                                                          ======

CLASS C SHARES:
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 138,096,277
Shares of beneficial interest outstanding
(500,000,000 shares of $.01 par value authorized) . . . . . . . . .    2,655,690
Net asset value and redemption price per share . . . . . . . . . .        $52.00
                                                                          ======
Maximum offering price per share (100/99 of $52.00) . . . . . . . .       $52.53
                                                                          ======

                     See notes to the financial statements.


GRAND PRIX FUND
STATEMENT OF OPERATIONS - SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 610,181
Dividend income . . . . . . . . . . . . . . . . . . . . . . . . . .        9,300
                                                                           -----
Total investment income . . . . . . . . . . . . . . . . . . . . . .      619,481
                                                                         -------

EXPENSES:
Investment advisory fee . . . . . . . . . . . . . . . . . . . . . .    1,795,398
Administration fee . . . . . . . . . . . . . . . . . . . . . . . . .     138,195
Shareholder servicing and accounting costs . . . . . . . . . . . . .     143,034
Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,340
Federal and state registration . . . . . . . . . . . . . . . . . . .     111,550
Professional fees . . . . . . . . . . . . . . . . . . . . . . . . .       34,210
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . .        9,697
Directors' fees and expenses . . . . . . . . . . . . . . . . . . . .       1,496
Amortization of organizational expenses . . . . . . . . . . . . . . .      7,934
Distribution expense - Class A shares . . . . . . . . . . . . . . . .    348,964
Distribution expense - Class C shares . . . . . . . . . . . . . . . .    399,541
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,807
                                                                           -----
Total operating expenses before expense
waiver recovery and interest expense . . . . . . . . . . . . . . . ..  3,011,166
Advisor expense waiver recovery (Note 6) . . . . . . . . . . . . . .     353,671
                                      -                                  -------
Total operating expenses before interest expense . . . . . . . . . .   3,364,837
Interest expense . . . . . . . . . . . . . . . . . . . . . . . . . .   1,053,431
                                                                       ---------
Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .   4,418,268
                                                                       ---------

NET INVESTMENT LOSS . . . . . . . . . . . . . . . . . . . . . . . .  (3,798,787)
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions . . . . . . . . . . .   79,276,512
Change in unrealized appreciation/ depreciation on investments . . .  43,263,161
                                                                      ----------
Net realized and unrealized gain on investments . . . . . . . . .    122,539,673
                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . $ 118,740,886
                                                                   =============

                     See notes to the financial statements.


GRAND PRIX FUND
STATEMENT OF CASH FLOWS - SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of capital shares . . . . . . . . . . . . . . . . . . . . .  $ 511,778,081
Repurchases of capital shares . . . . . . . . . . . . . . . . . .  (192,580,661)
Net change in receivables/ payables related to
capital share transactions . . . . . . . . . . . . . . . . . . . .   (1,537,545)
                                                                     ----------
Cash provided by capital share transactions . . . . . . . . . . .    317,659,875
Cash provided by borrowings . . . . . . . . . . . . . . . . . . . .   50,000,000
Distributions paid in cash* . . . . . . . . . . . . . . . . . . . .     (53,459)
                                                                        -------

                                                                   $ 367,606,416
                                                                   -------------

CASH (USED) PROVIDED BY OPERATIONS:
Purchases of investments . . . . . . . . . . . . . . . . . . . . (1,859,565,806)
Proceeds from sales of investments . . . . . . . . . . . . . . .   1,491,931,472
                                                                   -------------
                                                                   (367,634,334)
                                                                   ------------
Net investment loss . . . . . . . . . . . . . . . . . . . . . . .    (3,798,787)
Net change in receivables/ payables related to operations . . . .      1,499,356
                                                                       ---------
                                                                     (2,299,431)
                                                                     ----------

                                                                   (369,933,765)
                                                                   ------------

Net decrease in cash . . . . . . . . . . . . . . . . . . . . . . .   (2,327,349)
Cash, beginning of year . . . . . . . . . . . . . . . . . . . . .      2,327,349
                                                                       ---------
Cash, end of year . . . . . . . . . . . . . . . . . . . . . . . . .          $ 0
                                                                             ===

*Non-cash financing activities include reinvestment of dividends of $1,440,107

                     See notes to the financial statements.


GRAND PRIX FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Six Months Ended      Year Ended
                                                                  APRIL 30, 2000        OCTOBER 31, 1999
                                                                  --------------        ----------------
                                                                  (Unaudited)
OPERATIONS:
Net investment loss . . . . . . . . . . . . . . . . . . .       $ (3,798,787)             $ (570,862)
Net realized gain on investment transactions . . . . . . . . . .  79,276,512                 260,879
Change in unrealized appreciation/ depreciation on investments .  43,263,161              26,470,077
                                                                  ----------              ----------
Net increase in net assets resulting from operations . . . . . . 118,740,886              26,160,094
                                                                 -----------              ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM NET REALIZED GAINS . . . . . . . . . . . . . . . . . . . .   (1,291,156)               (312,180)
                                                                  ----------                --------

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM NET REALIZED GAINS . . . . . . . . . . . . . . . . . . . .     (202,410)                     --
                                                                    --------                 --------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . .  511,778,081               92,563,75
Shares issued to holders in reinvestment of dividends . . . . .    1,440,106                 312,180
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . (192,580,660)            (18,089,596)
                                                                ------------             -----------
Net increase in net assets resulting from
capital share transactions . . . . . . . . . . . . . . . . . .   320,637,527               74,786,34
                                                                 -----------               ---------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . .     437,884,847             100,634,254

NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . .  102,229,662               1,595,408
                                                                 -----------               ---------
End of period . . . . . . . . . . . . . . . . . . . . . . . . .$ 540,114,509           $ 102,229,662
                                                               =============           =============

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                        Class A      Class C       Class A       Class C        Class A
                                      Shares Six    Shares Six     Shares      Shares Aug.    Shares Dec.
                                        Months        Months     Year Ended    5, 1999(1)     31, 1997(1)
                                         Ended     Ended April    Oct. 31,    through Oct.    through Oct.
                                       April 30,     30, 2000       1999        31, 1999        31, 1998
                                         2000      (Unaudited)
                                      (Unaudited)
Per Share Data:
Net asset value, beginning of period  $28.21       $28.17        $14.42       $20.55         $10.00
                                      ------       ------        ------       ------         ------
Income from investment operations
     Net investment loss              (0.48)(2)(3) (0.64)(2)(3)  (0.32)(2)(3) (0.13)(2)(3)   (0.10)
     Net realized and unrealized
     gains on investments             24.79        24.79         16.74        7.75           4.52
                                      -----        -----         -----        ----           ----
     Total from investment            24.31        24.15         16.42        7.62           4.42
     operations                       -----        -----         -----        ----           ----
Less distributions from net           (0.32)       (0.32)        (2.63)       --             --
realized gains                        -----        -----         -----        -----          -----
Net asset value, end of period        $52.20       $52.00        $28.21       $28.17         $14.42
                                      ======       ======        ======       ======         ======
Total return(4)                       86.85%(5)    86.40%(5)     131.51%      37.08%(5)      44.20%(5)
Supplemental data and ratios:
     Net assets, end of period        $402,018     $138,096      $92,500      $9,730         $1,595
     (000's)
     Ratio of operating expenses to   1.70%(6)(7)  2.45%(6)(7)   1.72%(8)     2.47%(8)       1.65%(8)
     average net assets
     Ratio of interest expense to
     average net assets               0.59%        0.59%         0.04%        0.19%          --
     Ratio of net investment loss
     to average net assets            (1.95)%      (2.70)%       (1.45)%(8)   (2.41)%(8)     (1.03)%(8)
Portfolio turnover rate(9)            422.9%       422.9%        764.3%       764.3%         521.6%

(1) Commencement of operations.
(2) Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding.
(3) Net investment loss before interest expense for the periods ending April 30, 2000 and October 31, 1999 for the Class A Shares was $(0.34) and $(0.31), respectively. Net investment loss before interest expense for the periods ending April 30, 2000 and October 31, 1999 for the Class C Shares was $(0.50) and $(0.12), respectively.
(4) The total return does not reflect the 5.25% and 1.00% front-end sales charge for the Class A and Class C Shares, respectively.
(5) Not annualized.
(6) For the six months ended April 30, 2000, the operating expense ratio excludes interest expense. The ratio for the Class A Shares and the Class C Shares including interest expense was 2.29% and 3.04%, respectively.
(7) Ratio includes Advisor expense waiver recovery of 0.20%.
(8) Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the Class A Shares for the periods ended October 31, 1999 and October 31, 1998 would have been 2.28% and 15.93%, respectively, and for the Class C Shares for the period ended October 31, 1999 would have been 3.33%. The ratio of net investment loss to average net assets for the Class A Shares for the periods ended October 31, 1999 and October 31, 1998 would have been (2.01)% and (15.31)%, respectively, and for the Class C Shares for the period ended October 31, 1999 would have been (3.27)%.
(9) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


GRAND PRIX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                            Value
-------                                                           ------
          COMMON STOCKS - 109.8%
          BUILDING & CONSTRUCTION - 3.9%
400,000   Dycom Industries, Inc.* . . . . . . . . . . . . . . .  $ 20,800,000
                                                                 ------------

          COMPUTER EQUIPMENT - RETAIL - 3.0%
155,000   CDW Computer Centers, Inc.* . . . . . . . . . . . . . .  16,120,000
                                                                   ----------

          ELECTRICAL EQUIPMENT - 5.2%
275,000   Applied Materials, Inc.* . . . . . . . . . . . . . . . . 27,998,438
                                                                   ----------

          ELECTRONIC COMPONENTS - 16.9%
250,000   AVX Corporation . . . . . . . . . . . . . . . . . . . . 24,359,375
350,000   DSP Group, Inc.* . . . . . . . . . . . . . . . . . . . .24,893,750
500,000   Vishay Intertechnology, Inc.* . . . . . . . . . . . . . 41,937,500
                                                                  ----------
                                                                  91,190,625
                                                                  ----------

          ELECTRONIC INSTRUMENTS - 15.9%
400,000   Amkor Technology, Inc.* . . . . . . . . . . . . . . . . 24,475,000
200,000   Credence Systems Corporation* . . . . . . . . . . . . . 28,550,000
300,000   Teradyne, Inc.* . . . . . . . . . . . . . . . . . . . . 33,000,000
                                                                  ----------
                                                                  86,025,000
                                                                  ----------

          ELECTRONICS - WHOLESALE - 3.6%
450,000   Arrow Electronics, Inc. . . . . . . . . . . . . . . . . 19,715,625
                                                                  ----------

          ENERGY - 2.0%
300,000   American Power Conversion Corporation* . . . . . . . .  10,593,750
                                                                  ----------

          MACHINERY - 3.6%
250,000   Kulicke and Soffa Industries, Inc.* . . . . . . . . . . 19,578,125
                                                                  ----------

          PHARMACEUTICALS - 0.8%
100,000   Elan Corporation plc - ADR* . . . . . . . . . . . . . . 4,287,500
                                                                  ---------

          SCIENTIFIC INSTRUMENTS - 3.3%
250,000   Millipore Corporation . . . . . . . . . . . . . . . . . 17,921,875
                                                                  ----------

          SEMICONDUCTORS - 21.3%
445,000   Advanced Micro Devices, Inc.* . . . . . . . . . . . . . 39,048,750
250,000   Altera Corporation* . . . . . . . . . . . . . . . . . . 25,562,500
500,000   Atmel Corporation* . . . . . . . . . . . . . . . . . .  24,468,750
500,000   Cypress Semiconductor Corporation* . . . . . . . . . .  25,968,750
                                                                  ----------
                                                                 115,048,750
                                                                 ------------

          SOFTWARE - 10.6%
250,000   Adobe Systems Incorporated . . . . . . . . . . . . . .  30,234,375
340,000   Oracle Corporation* . . . . . . . . . . . . . . . . . . 27,178,750
                                                                  ----------
                                                                  57,413,125
                                                                  ----------

          TELECOMMUNICATION EQUIPMENT - 19.7%
375,000   ADC Telecommunications, Inc.* . . . . . . . . . . . . . 22,781,250
460,000   Amphenol Corporation - Class A* . . . . . . . . . . . . 29,325,000
130,000   PMC- Sierra, Inc.* . . . . . . . . . . . . . . . . . . .24,943,750
140,000   Powerwave Technologies, Inc.* . . . . . . . . . . . . . 29,128,750
                                                                  ----------
                                                                 106,178,750
                                                                 -----------

          TOTAL COMMON STOCKS (Cost $522,963,550) . . . . . . . .592,871,563
                                                                 ------------

Principal
Amount
----------

          SHORT-TERM INVESTMENTS - 3.1%
          U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
$15,544,000 Federal Home Loan Mortgage
          Corporation, 4.28%, 05/04/2000                         $15,538,458
                                                                 ------------

          VARIABLE RATE DEMAND NOTES# - 0.2%
1,181,224 American Family Financial Services Inc., 5.7604% . . .  1,181,224
                                                                  ----------

          TOTAL SHORT-TERM INVESTMENTS (Cost $16,719,682) . . . . 16,719,682
                                                                  ----------

          TOTAL INVESTMENTS (COST $539,683,232) - 112.9% . . . .  609,591,245
                                                                  ------------

          Liabilities, less Other Assets - (12.9)% . . . . . . . (69,476,736)
                                                                  -----------

          TOTAL NET ASSETS - 100.0% . . . . . . . . . . . . . . . $540,114,509
                                                                   ============


ADR - American Depository Receipt
* Non-income producing security.
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2000.

                     See notes to the financial statements.


GRAND PRIX FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers one series of shares: The Grand Prix Fund (the "Fund"). The shares of common stock of the Fund are further divided into two classes: Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The Fund commenced investment operations on December 31, 1997. Effective December 1, 1998, the Fund changed from a no-load mutual fund to a load fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(a) INVESTMENT VALUATION - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

(b) ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

(c) FEDERAL INCOME AND EXCISE TAXES - The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

(d) DISTRIBUTION TO SHAREHOLDERS - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(e) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

(f) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

SIX MONTHS ENDING APRIL 30, 2000

                                    $                Shares

CLASS A SHARES:
Shares sold . . . . . . .           $390,954,667      7,948,765
Shares issued to
holders in
reinvestment
of dividends . . . .                1,241,885        37,775
Shares redeemed . .                 (182,520,742)    (3,564,167)
                                    -------------    -----------
Net increase . . . . . .            $209,675,810     4,422,373
                                    ------------
SHARES OUTSTANDING:
Beginning of period                                  3,279,366
                                                     ---------
End of period . . . . .                              7,701,739
                                                     ---------

CLASS C SHARES:
Shares sold . . . . . . .           $120,823,414     2,498,914
Shares issued to
holders in
reinvestment
of dividends . . . .                198,222          6,026
Shares redeemed . .                 (10,059,919)     (194,689)
                                    ------------     ---------
Net increase . . . . . .            $110,961,717     2,310,251
                                    ------------
SHARES OUTSTANDING:
Beginning of period                                  345,439
                                                     -------
End of period . . . . .                              2,655,690
                                                     ---------
TOTAL INCREASE . . . .              $320,637,527
                                    ------------

PERIOD ENDING OCTOBER 31, 1999

                                    $                Shares

CLASS A SHARES:
Shares sold . . . . . . .           $84,276,270      3,988,061
Shares issued to holders in
reinvestment of
dividends . . . . . .               312,180          21,770
Shares redeemed . .                 (18,069,123)     (841,135)
                                    ------------     ---------
Net increase . . . . . .            $66,519,327      3,168,696
                                    -----------
SHARES OUTSTANDING:
Beginning of period                                  110,670
                                                     -------
End of period . . . . .                              3,279,366
                                                     ---------

CLASS C SHARES:
Shares sold . . . . . . .           $8,287,486       346,298
Shares issued to
holders in
reinvestment
of dividends . . . .                --               --
Shares redeemed . .                 (20,473)         (859)
                                    --------         -----
Net increase . . . . . .            $8,267,013       345,439
                                    ----------
SHARES OUTSTANDING:
Beginning of period                                  --
End of period . . . . .                              345,439
                                                     -------
TOTAL INCREASE . . . .              $74,786,340
                                    -----------

4. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 2000 are summarized below. There were no purchases or sales of long-term U.S. government securities.

Purchases . . . . . . . . . . . . . . . . . $ 1,870,821,111
Sales . . . . . . . . . . . . . . . . . . . . $ 1,506,842,984

At April 30, 2000, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $554,568,187 were as follows:

Unrealized appreciation . . . . . . $ 77,196,747
Unrealized depreciation . . . . . . (22,173,689)
Net unrealized appreciation
on investments . . . . . . . . . . $ 55,023,058

5. CREDIT FACILITY
Firstar Bank, N.A. (the "Bank") has made available to the Fund a $60 million credit facility pursuant to a Loan and Security Agreement ("Agreement") dated September 27, 1999 for the purpose of purchasing portfolio securities. For the six months ended April 30, 2000, the interest rate on the outstanding principal amount was the Bank's Prime Rate (weighted average rate of 8.74% during the six months ended April 30, 2000). The Fund is also charged a fee of 0.06% based on the maximum line of credit avail-able. Advances are collateralized by a first lien against the Fund's assets. During the six months ended April 30, 2000, the Fund had an outstanding average daily balance of $22,928,571. The maximum amount out-standing during the six months ended April 30, 2000, was $60,000,000. Interest expense amounted to $1,053,431 for the six months ended April 30, 2000. At April 30, 2000, the Fund had a loan payable balance of $60,000,000 and the assets collateralizing the Agreement amounted to $639,619,730.

6. INVESTMENT ADVISOR
The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 1.00% of average daily net assets of the Fund. The Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A total operating expenses for the periods December 31, 1997 through February 25, 1999, February 26, 1999 through February 29, 2000, and March 1, 2000 through April 30, 2000 did not exceed 1.65%, 1.72% and 1.75%, respectively, while the Class C total operating expenses for the periods August 5, 1999 through February 29, 2000, and March 1, 2000 through April 30, 2000, did not exceed 2.47% and 2.50%, respectively. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the fiscal periods ending October 31, 1999 and October 31, 1998, the Advisor waived investment advisory fees totaling $204,561 and $149,110, respectively. During the six months ended April 30, 2000, the Advisor recovered all previous expense waivers, totaling $353,671.

7. SERVICE AND DISTRIBUTION PLAN
The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.25% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $348,964 for the Class A Shares and $399,541 for the Class C Shares pursuant to the Plans for the six months ended April 30, 2000.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

Grand Prix Fund
P.O. Box 701
Milwaukee, WI  53201

Fund information 800-307-4880
Account information 800-432-4741

www.grandprixfunds.com